Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Sep. 09, 2016	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
C000012322 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Value Fund (Class A Shares)
Account Value	$ 19,017	$ 19,017	$ 19,017	$ 17,171	$ 15,659	$ 16,970	$ 11,234	$ 13,082	$ 12,565	$ 11,831		$ 10,393	$ 10,204	$ 9,476
Average Annual Return, Percent	4.95%	6.61%	6.64%
C000012322 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Value Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	10.75%	7.77%	7.21%
C000012324 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Value Fund (Class C Shares)
Account Value	$ 19,268	$ 19,268	$ 19,268	17,398	15,869	17,281	11,500	13,459	12,992	12,294		10,857	10,712	10,000
Average Annual Return, Percent	9.20%	7.23%	6.78%
C000012324 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Value Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	10.20%	7.23%	6.78%
C000012320 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Value Fund (Class I Shares)
Account Value	$ 2,057,765	$ 2,057,765	$ 2,057,765	1,852,770	1,685,562	1,822,132	1,203,387	1,397,647	1,338,978	1,257,604		1,101,971	1,079,173	1,000,000
Average Annual Return, Percent	11.06%	8.04%	7.48%
C000012321 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Value Fund (Class L Shares)
Account Value	$ 6,304,018	$ 6,304,018	$ 6,304,018	5,669,829	5,149,366	5,557,593	3,661,976	4,243,774	4,056,062	3,800,188		3,322,099	3,245,796	3,000,000
Average Annual Return, Percent	11.19%	8.24%	7.71%
C000070637 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Value Fund (Class R2 Shares)
Account Value	$ 19,554	$ 19,554	$ 19,554	17,699	16,184	17,587	11,671	13,628	13,122	12,387		10,911	10,738	10,000
Average Annual Return, Percent	10.48%	7.49%	6.94%
C000173569 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Value Fund (Class R3 Shares)
Account Value	$ 18,109	$ 18,109	$ 18,109	16,349	14,909	16,161	10,698	12,457	11,965	11,267	$ 10,000
Average Annual Return, Percent	10.77%	7.77%	7.21%
C000173570 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Value Fund (Class R4 Shares)
Account Value	$ 18,457	$ 18,457	$ 18,457	16,625	15,126	16,352	10,796	12,544	12,018	11,286	10,000
Average Annual Return, Percent	11.02%	8.03%	7.47%
C000173241 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Value Fund (Class R5 Shares)
Account Value	$ 18,682	$ 18,682	$ 18,682	16,802	15,264	16,475	10,861	12,598	12,053	11,306	10,000
Average Annual Return, Percent	11.19%	8.20%	7.66%
C000173242 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Value Fund (Class R6 Shares)
Account Value	$ 9,413,119	$ 9,413,119	$ 9,413,119	8,457,325	7,674,703	8,275,692	5,450,766	6,315,889	6,036,142	5,656,563	5,000,000
Average Annual Return, Percent	11.30%	8.31%	7.74%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 31,475	$ 31,475	$ 31,475	25,564	21,491	24,949	17,306	16,246	14,907	12,987	10,000	10,959	10,729	10,000
Average Annual Return, Percent	23.13%	14.14%	12.15%
Russell Midcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Index
Account Value	$ 20,809	$ 20,809	$ 20,809	$ 18,583	$ 16,817	$ 18,685	$ 12,207	$ 13,842	$ 13,351	$ 12,408	$ 10,000	$ 10,704	$ 10,367	$ 10,000
Average Annual Return, Percent	11.98%	8.49%	7.60%